Members' Equity (Details Narrative) (IMAC Regeneration Center of St Louis, LLC) - shares	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Number of units authorized	400
Number of units issued	365
Number of units outstanding	365
IMAC Regeneration Center of St. Louis, LLC [Member]
Number of units authorized		100	100
Number of units issued		100	100
Number of units outstanding		100	100